Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (35,273)	$ (12,204)	$ (18,879)
Depreciation	32,896	34,200	31,459
Amortization of deferred financing costs	2,320	2,706	2,660
Amortization of Intangible Assets	3,486	5,306	12,431
Amortization of bond premium	(840)	(1,146)	(1,024)
Provision for Doubtful Accounts		2,335	5,100
Debtor Reorganization Items, Write-off of Deferred Financing Costs and Debt Discounts	1,630	0	0
Write-off of costs incurred in connection with initial public offering	0	0	3,669
Write-off of leasehold improvements in connection with early termination of lease	0	237	0
Stock-based Compensation	0	0	59
Deferred income taxes	969	969	969
Other	(181)	207	38
Accounts receivable	3,155	481	355
Other current assets	342	1,004	258
Other assets	(1,071)	(890)	561
Accounts payable	(3,672)	(4,326)	3,235
Accrued expenses, other current liabilities and taxes payable	7,864	(1,970)	(9,495)
Deferred revenues	(449)	(443)	(770)
Deferred rent payable	295	1,441	(257)
Net cash provided by operating activities	12,760	27,907	30,369
Purchases of property and equipment	(20,789)	(30,290)	(29,879)
Purchases of investment securities	(41,034)	(49,248)	(116,325)
Sales of investment securities	54,601	49,240	126,334
Other	591	498	(1,016)
Net cash used in investing activities	(6,631)	(29,800)	(20,886)
Repayments of revolving credit facility	(17,122)	0	(6,378)
Proceeds from DIP Credit Facility	15,900	0	0
Repayments of DIP credit facility	(15,900)	0	0
Proceeds from capital lease financing	191	2,348	3,479
Payments on capital lease obligations	(1,886)	(2,735)	(3,355)
Other	(500)	0	0
Net cash used in financing activities	(19,317)	(387)	(6,254)
Net increase (decrease) in cash and cash equivalents	(13,188)	(2,280)	3,229
Cash and Cash Equivalents, at beginning of year	22,924	25,204	25,204
Cash and Cash Equivalents, at end of year	9,736	22,924	25,204
Cash paid during the year for interest	25,347	36,004	35,955
Cancellation of 11 3/8% senior secured notes and accrued interest theron in connection with reorganization	316,209	0	0
Issuance of 10.5% senior secured notes (New Notes) in connection with reorganization	150,000	0	0
Issuance of new common stock and warrants in connection with reorganization	166,324	0	0
Income Taxes Paid	$ 255	$ 378	$ 319